Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Schedule of reconciliation of intangible assets

in € thousand	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2023
Opening net book value	585	26,731	1,394	—	28,711
Additions	85	—	—	—	85
Amortization charge	(420)	(2,683)	(160)	—	(3,262)
Exchange rate differences	4	24	4	—	33
CLOSING NET BOOK VALUE	255	24,073	1,239	—	25,567
AS AT DECEMBER 31, 2023
Cost	6,368	80,562	7,314	—	94,244
Accumulated amortization and impairment	(6,113)	(56,489)	(6,075)	—	(68,677)
CLOSING NET BOOK VALUE	255	24,073	1,239	—	25,567

in € thousand	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2022
Opening net book value	1,217	29,768	1,581	134	32,700
Additions	201	1	—	—	201
Amortization charge	(792)	(2,957)	(171)	—	(3,920)
Disposals	—	—	(2)	(125)	(127)
Exchange rate differences	(41)	(80)	(14)	(9)	(144)
CLOSING NET BOOK VALUE	585	26,731	1,394	—	28,711
AS AT DECEMBER 31, 2022
Cost	6,240	80,514	7,304	—	94,058
Accumulated amortization and impairment	(5,655)	(53,783)	(5,910)	—	(65,347)
CLOSING NET BOOK VALUE	585	26,731	1,394	—	28,711